Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 1,538	$ 1,793
Carrying amount, liabilities	2,914	3,895
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	64,674
Carrying amount, assets	460
Carrying amount, liabilities	791
Change in fair value of hedging instrument	(275)
Change in fair value of hedged item	(267)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(8)
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	458	428
Carrying amount, liabilities	653	853
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	1,080	1,365
Carrying amount, liabilities	2,261	$ 3,042
Derivatives | Foreign currency | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	24,954
Carrying amount, assets	295
Carrying amount, liabilities	653
Change in fair value of hedging instrument	(198)
Change in fair value of hedged item	(200)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	2
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	39,720
Carrying amount, assets	165
Carrying amount, liabilities	138
Change in fair value of hedging instrument	(77)
Change in fair value of hedged item	(67)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (10)